CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR cents per share)	€ 6	€ 6
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	52,775,243	53,622,206
Ordinary shares, shares outstanding (in shares)	52,775,243	53,622,206